Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

(dollars in millions)
Cash and cash equivalents	$538
Accounts receivable, net	1,205
Inventories and contracts in progress, net	1,673
Future income tax benefits, current	515
Other assets, current	647
Fixed assets	2,209
Intangible assets:
Customer relationships and related program assets	8,550
Trademarks	1,550
Other assets	1,501
Short-term borrowings	(84)
Accounts payable	(587)
Accrued liabilities	(1,919)
Long-term debt	(2,961)
Future pension and postretirement benefit obligations	(1,743)
Other long-term liabilities:
Customer contractual obligations	(2,200)
Other long-term liabilities	(4,013)
Noncontrolling interests	(41)
Total identifiable net assets	4,840
Goodwill	11,580
Total consideration transferred	$16,420

Business Acquisition, Pro Forma Information [Table Text Block]

(dollars in millions, except per share amounts)	2012
Net sales	$62,173
Net income attributable to common shareowners from continuing operations	5,095
Basic earnings per share of common stock from continuing operations	5.69
Diluted earnings per share of common stock from continuing operations	5.62

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]

(dollars in millions)	2012
Amortization of inventory fair value adjustment [1]	$(103)
Amortization of acquired Goodrich intangible assets, net [2]	108
Utilization of contractual customer obligation [3]	(96)
Interest expense incurred on acquisition financing, net [4]	63

[1]
Removed the expense for inventory fair value adjustments recognized during the last two quarters of 2012, which would have been amortized as the corresponding inventory would have been completely sold during the first two quarters of 2011.

[2]
Added the additional amortization of the acquired Goodrich intangible assets recognized at fair value in purchase accounting and eliminated the historical Goodrich intangible asset amortization expense.

[3]	Added the additional utilization of the Goodrich contractual customer obligation recognized in purchase accounting.

[4]	Added the additional interest expense for the debt incurred to finance our acquisition of Goodrich and reduced interest expense for the debt fair value adjustment which would have been amortized.

Schedule of Variable Interest Entities [Table Text Block]

(dollars in millions)	2013	2012
Current assets	$1,616	$1,308
Noncurrent assets	1,066	899
Total assets	$2,682	$2,207
Current liabilities	$1,895	$1,468
Noncurrent liabilities	1,085	781
Total liabilities	$2,980	$2,249

Schedule of Goodwill [Text Block]

(dollars in millions)	Balance as of January 1, 2013	Goodwill resulting from business combinations	Foreign currency translation and other	Balance as of December 31, 2013
Otis	$1,583	$152	$6	$1,741
UTC Climate, Controls & Security	9,868	2	(143)	9,727
Pratt & Whitney	1,238	—	35	1,273
UTC Aerospace Systems	14,754	301	14	15,069
Sikorsky	353	—	—	353
Total Segments	27,796	455	(88)	28,163
Eliminations and other	5	—	—	5
Total	$27,801	$455	$(88)	$28,168

Intangible Assets Disclosure [Text Block]

	2013		2012
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Service portfolios	$2,234	$(1,295)	$2,127	$(1,202)
Patents and trademarks	380	(181)	412	(167)
IAE collaboration	2,273	—	1,526	—
Customer relationships and other	12,049	(2,199)	11,901	(1,718)
	16,936	(3,675)	15,966	(3,087)
Unamortized:
Trademarks and other	2,260	—	2,310	—
Total	$19,196	$(3,675)	$18,276	$(3,087)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

(dollars in millions)	2014	2015	2016	2017	2018
Amortization expense	$706	$688	$706	$732	$761